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May 4, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:      Atlas Insurance Trust (the "Trust")
         File Nos. 333-20899 and 811-08041

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 5 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on April 30, 2001.

Should you have any questions regarding this filing, please contact the undersigned at (510) 297-7424.

Sincerely,


/s/Thomas E. Lhost
Thomas E. Lhost
Vice President and Chief Legal Counsel